Share warrant obligation - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 D $ / shares shares
Cash Generating Unit of Lightmap LLC [Member]
Share warrant obligation
Discount to the peer multiples to EV/Bookings	30.00%
Discount to the peer multiples to EV/EBITDA	2.00%
Minimum
Share warrant obligation
Share Price | $ / shares	$ 18.00
Number of Trading days | D	20
Minimum | Estimation of starting share price method one
Share warrant obligation
EV/EBITDA multiple | shares	3.58
Maximum
Share warrant obligation
Number of Trading days | D	30
Maximum | Estimation of starting share price method two
Share warrant obligation
EV/EBITDA multiple | shares	5.68